Derivative Instrument Liabilities	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Derivative Instruments
29	Derivative instruments

	As at 31 March 2021	As at 31 March 2020
Financial liabilities at FVTOCI - cash flow hedges
Derivative instruments	1,070	—

Total	1,070	—